Revenue and Contracts with Customers (Details) - Schedule of Deferred Contract Cost Activity - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Contract Cost Activity Abstract
Deferred contract costs		$ 36,465	$ 142,930
Deferred contract costs, Additions
Deferred contract costs, Amortized costs	$ (36,465)